Segment reporting (Tables)	3 Months Ended
Mar. 31, 2025
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$'m	$'m	$'m	$'m	$'m

Three months ended March 31, 2025
Revenues from external customers	271.4	120.7	47.5	—	439.6
Segment Adjusted EBITDA	179.2	71.7	35.6	—	286.5

Three months ended March 31, 2024
Revenues from external customers	227.7	131.3	47.8	10.9	417.7
Segment Adjusted EBITDA	102.9	69.7	33.8	6.1	212.5

Schedule of items included in measurement of adjusted EBITDA

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Three months ended March 31, 2025
Power generation	61.7	22.7	1.2	—
Staff costs	8.0	8.4	4.4	—
Tower repairs and maintenance	5.0	5.7	2.3	—

Three months ended March 31, 2024
Power generation	57.9	29.2	1.1	0.6
Staff costs	9.8	8.2	7.1	1.4
Tower repairs and maintenance	5.2	7.9	1.8	0.7

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Segment Adjusted EBITDA	286.5	212.5
Finance costs (note 9)	(114.3)	(1,563.0)
Depreciation and amortization (note 6 and 7)	(89.4)	(87.6)
Share‑based payment expense (note 7)	(5.5)	(3.2)
Other costs(a)	(3.1)	(2.5)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	(2.0)	(3.1)
Net (loss)/gain on disposal of property, plant and equipment and right-of-use assets (note 7)	(1.2)	0.4
Business combination costs (note 7)	(0.9)	(0.2)
Insurance claims	0.1	—
Net reversal of impairment/(impairment) of withholding tax receivables (note 7)	12.4	(8.2)
Finance income (note 8)	20.5	10.8
Impairment of goodwill (note 7)	—	(87.9)
Unallocated corporate expenses(b)	(33.9)	(27.3)
Income/(loss) before income tax	69.2	(1,559.3)
(a)	Other costs for the three months ended March 31, 2025, included one-off expenses related to strategic initiatives and operating systems of $1.5 million (three months ended March 31, 2024: $1.9 million), costs related to internal reorganization of $0.5 million (three months ended March 31, 2024: $0.5 million) and one-off professional fees related to financing of $0.3 million (three months ended March 31, 2024: $nil).
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Schedule of segment assets, liabilities and additions

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Segment assets
March 31, 2025	922.9	1,323.4	1,785.8	—
March 31, 2024	890.9	1,351.9	2,036.5	177.8

Segment liabilities
March 31, 2025	340.4	849.2	695.4	—
March 31, 2024	394.4	846.3	732.9	105.4

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended March 31, 2025	1.6	18.7	36.1	—
Three months ended March 31, 2024	21.1	7.4	44.3	0.8

Schedule of revenue from tier one customers

	Three months ended
	March 31,	March 31,
	2025	2024

Customer A	64%	60%
Customer B	15%	16%